UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 09/30/2009 Date of Reporting Period: 06/30/2009

Item 1. Schedule of Investments.

	Nicholas II, Inc.
	Schedule of Investments (unaudited)
	June 30, 2009

		VALUE
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COMMON STOCKS - 94.91%
	Consumer Discretionary - Hotels, Restaurants & Leisure - 1.93%
230,000	Starbucks Corporation *	$ 3,194,700
120,000	Yum! Brands, Inc.	4,000,800
		-------------
		7,195,500
		-------------
	Consumer Discretionary - Media - 1.33%
200,000	DIRECTV Group, Inc. (The) *	4,942,000
		-------------

	Consumer Discretionary - Retail - 6.19%
112,100	Kohl's Corporation *	4,792,275
270,000	LKQ Corporation *	4,441,500
110,000	Nordstrom, Inc.	2,187,900
165,000	O'Reilly Automotive, Inc. *	6,283,200
250,000	PetSmart, Inc.	5,365,000
		-------------
		23,069,875
		-------------
	Consumer Discretionary - Services - 1.02%
115,000	Darden Restaurants, Inc.	3,792,700
		-------------

	Consumer Staples - Food & Staple Retail - 1.18%
138,296	CVS Caremark Corporation	4,407,494
		-------------

	Consumer Staples - Food, Beverage & Tobacco - 4.54%
270,000	ConAgra Foods, Inc.	5,146,200
200,000	Hormel Foods Corporation	6,908,000
150,000	McCormick & Company, Inc.	4,879,500
		-------------
		16,933,700
		-------------
	Energy - 4.20%
17,950	Apache Corporation	1,295,092
50,000	Cameron International Corporation *	1,415,000
75,000	Continental Resources, Inc. *	2,081,250
130,687	Kinder Morgan Management, LLC *	5,903,149
20,000	Petrohawk Energy Corporation *	446,000
35,000	Smith International, Inc.	901,250
95,000	Weatherford International Ltd. *	1,858,200
45,832	XTO Energy, Inc.	1,748,032
		-------------
		15,647,973
		-------------
	Financials - Banks - 0.42%
20,000	Commerce Bancshares, Inc.	636,600
20,000	Cullen/Frost Bankers, Inc.	922,400
		-------------
		1,559,000
		-------------
	Financials - Diversified - 5.95%
67,500	Affiliated Managers Group, Inc. *	3,927,825
185,000	Eaton Vance Corp.	4,948,750
150,000	Moody's Corporation	3,952,500
230,000	Raymond James Financial, Inc.	3,958,300
130,000	T. Rowe Price Group, Inc.	5,417,100
		-------------
		22,204,475
		-------------
	Financials - Insurance - 3.35%
230,000	Brown & Brown, Inc.	4,583,900
307,000	Willis Group Holdings Limited	7,899,110
		-------------
		12,483,010
		-------------
	Health Care - Equipment - 8.94%
195,000	DENTSPLY International Inc.	5,951,400
300,000	Hologic, Inc. *	4,269,000
120,000	IDEXX Laboratories, Inc. *	5,544,000
175,000	ResMed Inc. *	7,127,750
115,000	Smith & Nephew plc	4,284,900
150,000	St. Jude Medical, Inc. *	6,165,000
		-------------
		33,342,050
		-------------
	Health Care - Pharmaceuticals & Biotechnology - 12.71%
85,000	Allergan, Inc.	4,044,300
40,000	Biotech HOLDRS Trust	3,722,400
115,000	Covance Inc. *	5,658,000
70,000	Genzyme Corporation *	3,896,900
115,000	Gilead Sciences, Inc. *	5,386,600
90,000	Mettler-Toledo International Inc. *	6,943,500
200,000	Pharmaceutical Product Development, Inc.	4,644,000
155,000	Teva Pharmaceutical Industries Ltd.	7,647,700

133,920	Thermo Fisher Scientific Inc. *	5,459,918
		-------------
		47,403,318
		-------------
	Health Care - Services - 3.48%
132,500	DaVita, Inc. *	6,553,450
240,000	VCA Antech, Inc. *	6,408,000
		-------------
		12,961,450
		-------------
	Industrials - Capital Goods - 10.19%
140,000	AECOM Technology Corporation *	4,480,000
115,000	AMETEK, Inc.	3,976,700
168,000	Fastenal Company	5,572,560
237,500	IDEX Corporation	5,835,375
95,000	ITT Corporation	4,227,500
55,000	Kaydon Corporation	1,790,800
165,000	Pentair, Inc.	4,227,300
125,000	Rockwell Automation, Inc.	4,015,000
120,000	Westinghouse Air Brake Technologies Corporation	3,860,400
		-------------
		37,985,635
		-------------
	Industrials - Commercial Services & Supplies - 4.44%
237,500	Cintas Corporation	5,424,500
40,000	FTI Consulting, Inc. *	2,028,800
55,000	IHS Inc. - Class A *	2,742,850
70,000	Manpower Inc.	2,963,800
145,000	Ritchie Bros. Auctioneers Incorporated	3,400,250
		-------------
		16,560,200
		-------------
	Industrials - Transportation - 2.50%
65,000	C.H. Robinson Worldwide, Inc.	3,389,750
123,000	Expeditors International of Washington, Inc.	4,100,820
160,000	UTi Worldwide Inc.	1,824,000
		-------------
		9,314,570
		-------------
	Information Technology - Hardware & Equipment - 6.33%
125,000	FLIR Systems, Inc. *	2,820,000
185,000	Harris Corporation	5,246,600
170,000	Juniper Networks, Inc. *	4,012,000
300,000	QLogic Corporation *	3,804,000
165,000	Teradata Corporation *	3,865,950
163,750	Zebra Technologies Corporation - Class A *	3,874,325
		-------------
		23,622,875
		-------------
Information Technology - Semiconductors & Semiconductor Equipment - 3.71%
120,000	Altera Corporation	1,953,600
217,000	Intersil Holding Corporation	2,727,690
288,750	Microchip Technology Incorporated	6,511,313
130,000	Xilinx, Inc.	2,659,800
		-------------
		13,852,403
		-------------
	Information Technology - Software & Services - 7.47%
135,000	Accenture Ltd - Class A	4,517,100
280,000	Activision Blizzard, Inc. *	3,536,400
140,000	Akamai Technologies, Inc. *	2,685,200
80,000	ANSYS, Inc. *	2,492,800
185,937	Fiserv, Inc. *	8,497,321
236,666	Metavante Technologies, Inc. *	6,120,183
		-------------
		27,849,004
		-------------
	Materials - 3.30%
241,400	Bemis Company, Inc.	6,083,280
160,000	Ecolab Inc.	6,238,400
		-------------
		12,321,680
		-------------
	Other - 1.73%
80,000	iShares Russell Midcap Growth Index Fund	2,916,000
57,000	iShares S&P MidCap 400 Growth Index Fund	3,554,520
		-------------
		6,470,520
		-------------

	TOTAL COMMON STOCKS (Cost: $303,982,865)	353,919,432
		-------------

SHORT-TERM INVESTMENTS - 4.97%
	Commercial Paper - 4.81%
$ 567,000	Kraft Foods Inc. 07/01/09, 0.32%	567,000
265,000	Clorox Company (The) 07/02/09, 0.50%	264,996
1,000,000	Clorox Company (The) 07/02/09, 0.50%	999,986
500,000	Stanley Works (The) 07/02/09, 0.32%	499,996
1,000,000	General Mills, Inc. 07/06/09, 0.45%	999,938
700,000	Integrys Energy Group, Inc. 07/06/09, 0.78%	699,924
750,000	General Mills, Inc. 07/07/09, 0.40%	749,950

473,000	General Mills, Inc. 07/07/09, 0.40%	472,969
500,000	H.J. Heinz Finance Company 07/08/09, 0.40%	499,961
725,000	Integrys Energy Group, Inc. 07/08/09, 0.80%	724,887
315,000	XTO Energy Inc. 07/08/09, 0.55%	314,966
600,000	XTO Energy Inc. 07/08/09, 0.60%	599,930
1,000,000	Integrys Energy Group, Inc. 07/09/09, 0.75%	999,833
1,000,000	General Mills, Inc. 07/10/09, 0.30%	999,925
500,000	Kraft Foods Inc. 07/10/09, 0.32%	499,960
1,050,000	Wisconsin Energy Corporation 07/10/09, 0.40%	1,049,895
650,000	Clorox Company (The) 07/13/09, 0.50%	649,892
530,000	XTO Energy Inc. 07/15/09, 0.60%	529,876
630,000	Wisconsin Energy Corporation 07/17/09, 0.45%	629,874
600,000	General Mills, Inc. 07/20/09, 0.40%	599,874
850,000	XTO Energy Inc. 07/20/09, 0.55%	849,753
775,000	General Mills, Inc. 07/21/09, 0.40%	774,828
1,250,000	Kraft Foods Inc. 07/22/09, 0.37%	1,249,730
700,000	Wisconsin Energy Corporation 07/24/09, 0.45%	699,799
1,000,000	H.J. Heinz Finance Company 08/03/09, 0.40%	999,633
		------------
		17,927,375
		------------
	Variable Rate Security - 0.16%
604,464	American Family Financial Services, Inc. 07/01/09, 0.10%	604,464
		------------

	TOTAL SHORT-TERM INVESTMENTS (Cost: $18,531,839)	18,531,839
		------------

TOTAL SECURITY HOLDINGS - 99.88%		372,451,271
		------------

OTHER ASSETS, NET OF LIABILITIES - 0.12%		446,656
		------------
TOTAL NET ASSETS		$372,897,927
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of June 30, 2009, investment cost for federal tax purposes was $322,758,772 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 83,074,804
Unrealized depreciation	(33,382,305)
------------
Net unrealized appreciation	$ 49,692,499
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$353,919,432
Level 2 - Other Significant Observable Inputs	18,531,839
Level 3 - Significant Unobservable Inputs	--
------------
Total	$372,451,271
------------
------------

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/05/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 08/05/2009 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 08/05/2009